Summary of Significant Accounting Policies (Details Narrative) 10Q - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash equivalents	$ 733
Accounts receivable	$ 4,768	81,000
Restructuring Transaction [Member]
Cash equivalents		468
Accounts receivable		$ 81,000